Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
March 31, 2022

Deferred tax asset
Net operating loss carryforward	$770,000
Valuation allowance	(770,000)
Deferred tax (liability) asset	$—

December 31, 2021
Deferred tax asset
Net operating loss carryforward	$276,000
Valuation allowance	(276,000)
Deferred tax (liability) asset	$—

Schedule of income tax provision
March 31, 2022
Federal
Current	$—
Deferred	(494,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	494,000
Income tax provision expense	$—

December 31, 2021
Federal
Current	$—
Deferred	(268,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	268,000
Income tax provision expense	$—

Schedule of federal income tax rate to the Company’s effective tax rate
March 31, 2022
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	110%
Valuation allowance	(131)%
Income tax provision expense	0%

2021
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	(27)%
Valuation allowance	6%
Income tax provision expense	0%